Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Parenthetical) (Detail) $ in Thousands	Apr. 20, 2016 MXN ($)
Petroquimica Mexicana de Vinilo. S. A. de C. V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Damages value	$ 461,000